Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our compensation committee generally grants executive officers long-term incentives in the beginning of March after we have released information about our financial performance to the public. Officers generally receive grants on the effective date of their appointments. The compensation committee does not schedule equity award grant dates, including the grants of stock options, in anticipation of the release of material non-public information, and the Company does not have any plans, programs or practices of timing the release of material non-public information in order to affect the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee does not schedule equity award grant dates, including the grants of stock options, in anticipation of the release of material non-public information,
MNPI Disclosure Timed for Compensation Value	false